Financial Risk Management - Schedule of Composition of Financial Instruments by Currency (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 9,436		$ 29,347	$ 6,694	$ 11,585
Short term bank deposits	27,100		21,135
Other current assets (except for prepaid expenses)	37,778		51,709
Assets	48,621		60,678
Lease - current and non-current	2,940	$ 3,410	3,410
Composition of Monetary Balances [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	9,435		29,347
Short term bank deposits	27,100		21,135
Other current assets (except for prepaid expenses)	640		521
Assets	37,175		51,003
Accounts payable and accrued expenses	7,568		4,137
Lease - current and non-current	2,940		796
Net assets	26,667		46,070
Composition of Monetary Balances [Member] | Dollars [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	8,608		26,340
Short term bank deposits	27,100		21,135
Other current assets (except for prepaid expenses)
Assets	35,708		47,475
Accounts payable and accrued expenses	5,467		1,966
Net assets	30,241		45,509
Composition of Monetary Balances [Member] | NIS [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	637		2,827
Short term bank deposits
Other current assets (except for prepaid expenses)	640		521
Assets	1,277		3,348
Accounts payable and accrued expenses	2,032		2,109
Lease - current and non-current	2,940		796
Net assets	(3,695)		443
Composition of Monetary Balances [Member] | Pound Sterling [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	41		95
Short term bank deposits
Other current assets (except for prepaid expenses)
Assets	41		95
Accounts payable and accrued expenses	51
Net assets	(10)		95
Composition of Monetary Balances [Member] | Euro & SEK [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	149		85
Short term bank deposits
Other current assets (except for prepaid expenses)
Assets	149		85
Accounts payable and accrued expenses	18		62
Net assets	$ 131		$ 23